Income Taxes	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Note 12 - Income Taxes

The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, with income tax liabilities and/or benefits of the Company passed through to unitholders.  Limited liability companies are subject to Texas margin tax.  Limited liability companies were also subject to state income taxes in Michigan during the three months ended March 31, 2011.  In addition, certain of the Company's subsidiaries are Subchapter C-corporations subject to federal and state income taxes.  As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company.  Amounts recognized for these taxes are reported in "income tax expense" on the condensed consolidated statements of operations.